Nuance Concentrated Value Long-Short Fund
Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.8%
Consumer Staples - 19.9%
Beiersdorf AG - ADR (a)	504,658	$12,010,860
Cal-Maine Foods, Inc. (a)	111,255	3,881,687
Diageo PLC - ADR (a)	7,616	1,509,567
Henkel AG & Co. KGaA - ADR (a)	30,442	695,904
Kimberly-Clark Corp. (a)	28,527	3,871,685
Sanderson Farms, Inc. (a)	34,453	6,437,199
		28,406,902
Financials - 17.0%
Chubb Ltd. - ADR (a)	25,407	4,287,177
Everest Re Group, Ltd. - ADR (a)	17,602	4,450,314
MetLife, Inc. (a)	24,545	1,416,246
Northern Trust Corp. (a)	50,709	5,722,511
Travelers Companies, Inc. (a)	55,584	8,277,569
		24,153,817
Healthcare+ - 25.7%
Baxter International, Inc. (a)	91,999	7,116,123
Becton, Dickinson & Co. (a)	14,422	3,688,426
Dentsply Sirona, Inc. (a)	45,323	2,993,131
ICU Medical, Inc. (a)*	32,314	6,569,113
Johnson & Johnson (a)	16,423	2,828,040
Smith & Nephew - ADR (a)	222,916	9,123,952
Zimmer Biomet Holdings, Inc. (a)	26,335	4,303,666
		36,622,451
Industrials - 4.0%
3M Co. (a)	10,569	2,092,028
Northrop Grumman Corp. (a)	9,788	3,553,240
		5,645,268
Real Estate - 5.0%
Equity Commonwealth (a)	270,850	7,120,646

Utilities - 12.2%
Essential Utilities, Inc. (a)	22,480	1,104,218
Pennon Group PLC - ADR (a)	43,347	1,560,046
SJW Group (a)	72,735	5,013,624
United Utilities Group PLC - ADR (a)	319,858	9,702,892
		17,380,780
Total Common Stocks
(Cost $106,789,070)		119,329,864

SHORT-TERM INVESTMENT - 13.1%
First American Government Obligations Fund, , Class X, 0.03% (a)^
(Cost $18,625,917)	18,625,917	18,625,917
Total Investments - 96.9%
(Cost $125,414,987)		137,955,781
Other Assets and Liabilities, Net - 3.1%		4,361,089
Total Net Assets - 100.0%		$142,316,870

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2021, the value of the collateral was $137,955,781.
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2021.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of July 31, 2021, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$119,329,864	$–	$–	$119,329,864
Short-Term Investment	18,625,917	-	–	18,625,917
Total Investments	$137,955,781	$–	$–	$137,955,781

Securities Sold Short
Common Stocks	$140,419,115	$–	$–	$140,419,115
Total Securities Sold Short	$140,419,115	$–	$–	$140,419,115

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 2.0%
Charter Communications, Inc. - Class A *	3,740	$2,782,747

Consumer Discretionary - 21.6%
AutoZone, Inc. *	713	1,157,605
Cintas Corp.	6,865	2,706,046
D.R. Horton, Inc.	51,108	4,877,236
Home Depot, Inc.	16,915	5,551,334
Lennar Corp. - Class A	53,545	5,630,257
Lowe's Companies, Inc.	5,558	1,070,971
McDonald's Corp.	9,104	2,209,632
O'Reilly Automotive, Inc. *	4,423	2,670,784
Ross Stores, Inc.	20,505	2,515,759
Yum Brands, Inc.	18,034	2,369,487
		30,759,111
Consumer Staples - 4.0%
Costco Wholesale Corp.	6,697	2,877,835
Dollar General Corp.	12,381	2,880,316
		5,758,151
Energy - 3.5%
Canadian Natural Resources Ltd.	67,428	2,226,473
Chevron Corp.	9,021	918,428
Enbridge, Inc.	24,771	974,739
Valero Energy Corp.	13,255	887,687
		5,007,327
Financials - 7.1%
Allstate Corp.	8,013	1,042,091
Bank of America Corp.	62,755	2,407,282
Fifth Third Bancorp	25,819	936,971
JPMorgan Chase & Co.	15,141	2,298,101
Marsh & McLennan Companies, Inc.	17,633	2,595,930
PNC Financial Services Group, Inc.	4,874	889,066
		10,169,441
Healthcare - 3.9%
HCA Healthcare, Inc.	22,078	5,479,759

Industrials - 34.5%
Carrier Global Corp.	24,988	1,380,587
Caterpillar, Inc.	12,129	2,507,671
CSX Corp.	78,453	2,535,601
Cummins, Inc.	20,223	4,693,758
Deere & Co.	15,323	5,540,644
Eaton Corporation PLC	16,281	2,573,212
Emerson Electric Co.	26,708	2,694,570
Ferguson PLC	7,616	1,066,621
Illinois Tool Works, Inc.	23,609	5,351,452
Norfolk Southern Corp.	9,445	2,435,204
Parker-Hannifin Corp.	7,845	2,447,875
Republic Services, Inc.	11,003	1,302,315
Stanley Black & Decker, Inc.	12,074	2,379,182
Trane Technologies	28,382	5,778,859
Union Pacific Corp.	24,414	5,340,807
Waste Management, Inc.	7,593	1,125,738
		49,154,096
Information Technology - 4.0%
Automatic Data Processing, Inc.	13,111	2,748,459
Paychex, Inc.	25,418	2,893,077
		5,641,536
Materials - 11.5%
Air Products and Chemicals, Inc.	8,189	2,383,245
Avery Dennison Corp.	10,680	2,250,062
Ball Corp.	13,148	1,063,410
PPG Industries, Inc.	29,880	4,885,978
Sherwin-Williams Co.	19,819	5,767,923
		16,350,618
Real Estate - 6.6%
Prologis, Inc.	44,662	5,718,523
Public Storage	8,150	2,546,712
Weyerhaeuser Co.	31,162	1,051,094
		9,316,329
Total Securities Sold Short
(Proceeds $122,879,248)		$140,419,115

*	Non-income producing security
ADR-	American Depositary Receipt